Capital management (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)
Capital management
Share capital	$ 1,550.3	$ 466.9	$ 455.8
Contributed surplus	50.6	31.0	30.7
Retained earnings	261.8	208.8	$ 144.2
Total	$ 1,862.7	$ 706.7
Maximum debt to EBITDA	5.5